Commitments (Details 2) - USD ($)							1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 21, 2014	Nov. 20, 2014	Oct. 02, 2014	Apr. 11, 2014	Mar. 14, 2014	Jan. 10, 2014	Jun. 24, 2014	Sep. 30, 2015	Dec. 31, 2014	Apr. 22, 2014
Other Commitments [Line Items]
Payment of contingent fee								$ 72,000	$ 72,000
Restricted shares of common shares	400,000	400,000	250,000	7,500	3,500	34,374	15,000
Standby Equity Distribution Agreement [Member]
Other Commitments [Line Items]
Commitment fee										$ 150,000
Advances to Affiliate									$ 5,000,000
Maximum allowable distributions under Equity Distribution Agreement								$ 5,000,000
Standby Equity Distribution Agreement [Member] | Restricted Stock [Member]
Other Commitments [Line Items]
Restricted shares of common shares								85,822	85,822